Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Accrued commitment fee, equity line of credit	$ 1,500	$ 0
Accrued bonus	450	0
Accrued interest	112	72
Accrued legal	80	27
Accrued director remuneration	61	0
Accrued research and development	18	58
Accrued other	24	29
Total accrued expenses	$ 2,245	$ 186